CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 9,045,032	$ 7,889,833
Short-term investments	4,575	3,973
Receivables and contract assets	12,227,186	11,776,775
Other current assets	2,105,138	1,940,290
Total current assets	23,381,931	21,610,871
NON-CURRENT ASSETS:
Contract assets	106,994	46,844
Investments	197,443	317,972
Property and equipment, net	1,530,007	1,659,140
Lease assets	2,637,479	3,018,535
Goodwill	15,573,003	13,133,293
Deferred contract costs	851,972	807,940
Deferred tax assets	4,154,878	4,001,200
Other non-current assets	2,811,598	2,667,595
Total non-current assets	27,863,374	25,652,519
TOTAL ASSETS	51,245,305	47,263,390
CURRENT LIABILITIES:
Current portion of long-term debt and bank borrowings	104,810	9,175
Accounts payable	2,491,173	2,559,485
Deferred revenues	4,907,152	4,478,048
Accrued payroll and related benefits	7,506,030	7,611,794
Income taxes payable	720,778	646,471
Lease liabilities	690,417	707,598
Other accrued liabilities	1,588,678	1,510,925
Total current liabilities	18,009,038	17,523,496
NON-CURRENT LIABILITIES:
Long-term debt	43,093	45,893
Deferred revenues	653,954	712,715
Retirement obligation	1,595,638	1,692,152
Deferred tax liabilities	395,280	318,584
Income taxes payable	1,313,971	1,198,139
Lease liabilities	2,310,714	2,563,090
Other non-current liabilities	465,024	462,233
Total non-current liabilities	6,777,674	6,992,806
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Restricted share units	2,403,374	2,091,382
Additional paid-in capital	12,778,782	10,679,180
Treasury shares, value	(7,062,512)	(6,678,037)
Retained earnings	19,316,224	18,203,842
Accumulated other comprehensive loss	(1,743,101)	(2,190,342)
Total Accenture plc shareholders’ equity	25,692,839	22,106,097
Noncontrolling interests	765,754	640,991
Total shareholders’ equity	26,458,593	22,747,088
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 51,245,305	$ 47,263,390
Ordinary Shares
NON-CURRENT LIABILITIES:
Ordinary shares, shares issued (in shares)	40,000	40,000
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	$ 57	$ 57
Class A Ordinary Shares
NON-CURRENT LIABILITIES:
Ordinary shares, shares issued (in shares)	664,616,285	664,561,282
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	$ 15	$ 15
Class X Ordinary Shares
NON-CURRENT LIABILITIES:
Ordinary shares, shares issued (in shares)	325,438	500,837
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	$ 0	$ 0